Consolidated Statements of Comprehensive Income (Loss) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Consolidated net income	$ 252.2	$ 146.0	$ 230.7
Other comprehensive income, net of tax:
Foreign currency translation gain (loss)	18.3	(12.9)	7.2
Derivatives:
Deferred loss on cash flow hedges	0	(0.3)	(3.5)
Less: Reclassification adjustment of net loss on cash flow hedges included in earnings	1.4	4.0	6.0
Defined benefit pension plans:
Net actuarial loss arising during period	(234.2)	(211.2)	(8.4)
Amortization of net actuarial loss, included in pension cost	13.3	12.2	12.0
Prior service (cost) credit arising during period	(1.4)	0.3	(0.2)
Amortization of prior service cost, included in pension cost	0.4	0.4	0.5
Other comprehensive income adjustments	0	0	(1.7)
Other comprehensive income (loss)	(202.2)	(207.5)	11.9
Comprehensive income (loss)	50.0	(61.5)	242.6
Less: Comprehensive income attributable to noncontrolling interests	(2.2)	(4.4)	(0.8)
Comprehensive income (loss) attributable to Rock-Tenn Company shareholders	$ 47.8	$ (65.9)	$ 241.8